Discontinued Operations/ Assets Held for Sale - Additional Information (Detail) (USD $)	3 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Capitalized Costs of Unproved Properties Excluded from Amortization [Line Items]
Assets Held for Sale	$ 0	$ 2,279,000
Dj Basin
Capitalized Costs of Unproved Properties Excluded from Amortization [Line Items]
Sale of the remaining DJ Basin assets	3,100,000
Gain on asset held for sale	1,000,000
Assets Held for Sale		2,300,000
Liabilities Related to Assets Held for Sale		$ 100,000